CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of Comprehensive Income [Abstract]
Net Income (loss)	$ (72,754)	$ 201	$ (68,657)
Other comprehensive income (loss):
Change in foreign currency translation adjustment	717	521	(822)
Cash Flow Hedge:
Unrealized gain (loss) from cash flow hedges	605	175	206
Less: reclassification adjustment for net gain (loss) included in net income (loss)	(525)	(167)	(178)
Net change	80	8	28
Other comprehensive income (loss)	797	529	(794)
Comprehensive Income (loss)	$ (71,957)	$ 730	$ (69,451)